SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Impairment of long-lived assets
Warranty income (expense)	290	$ (417)	$ 178
Warranty provision	1,401	1,691
Trade receivables sold	29,070	36,047
Accrued severance pay	7,284	8,453
Financial expense related to factoring arrangements	1,262	905	575
Severance expense	$ 2,859	$ 1,906	$ 2,538
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	5,599,666	1,695,149	4,204,381
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years